Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Real estate assets, net:
Land	$ 224	$ 0
Rental residential properties, net	1,128	0
Real estate owned	14,408	0
Real estate assets, net	15,760	0
Real estate assets held for sale	1,074	0
Mortgage loans	641,903	0
Cash and cash equivalents	98,252	100,005
Restricted cash	3,092	0
Related party receivables	6,272	0
Deferred leasing and financing costs, net	1,744	0
Prepaid expenses and other assets	911	6
Total assets	769,008	100,011
Liabilities:
Repurchase agreement	338,800	0
Accounts payable and accrued liabilities	2,408	46
Related party payables	2,746	54
Total liabilities	343,954	100
Commitments and contingencies (Note 6)
Equity:
Common stock, $.01 par value, 200,000,000 authorized shares; and 25,087,236 and 7,810,708 shares issued and outstanding, respectively	251	78
Additional paid-in capital	409,449	99,922
Retained earnings/(accumulated deficit)	15,354	(89)
Total equity	425,054	99,911
Total liabilities and equity	$ 769,008	$ 100,011